BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2012 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2013	$21,000	$—	$21,000
2014	24,000	—	24,000
2015	26,069	—	26,069
2016	18,000	—	18,000
2017 (1)	5,000	—	5,000
Thereafter (2)	4,000	8,248	12,248
Total	$98,069	$8,248	$106,317
Weighted average rate	3.25%	4.14%	3.32%

(1) Includes FHLB advance of $3.0 million that is callable during 2013.
(2) Includes FHLB advance of $2.0 million that is callable during 2013.